Debt (Tables) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
Debt Instrument [Line Items]
Summary of Total Debt
Total debt of the Company, excluding film related obligations, was as follows:

	December 31, 2023	March 31, 2023
	(Amounts in millions)
Senior Credit Facilities:
Revolving Credit Facility	$375.0	$—
Term Loan A	407.1	428.2
Term Loan B	822.3	831.7

Total corporate debt	1,604.4	1,259.9
Unamortized debt issuance costs	(11.7)	(16.3)

Total debt, net	1,592.7	1,243.6
Less current portion	(50.3)	(41.4)

Non-current portion of debt	$1,542.4	$1,202.2

Total debt of the Company, excluding film related and other obligations, was as follows:

	March 31, 2023	March 31, 2022

	(Amounts in millions)
Senior Credit Facilities:
Revolving Credit Facility	$—	$—
Term Loan A	428.2	638.5
Term Loan B	831.7	844.2

Total corporate debt	1,259.9	1,482.7
Unamortized debt issuance costs	(16.3)	(23.6)

Total debt, net	1,243.6	1,459.1
Less current portion	(41.4)	(222.8)

Non-current portion of debt	$1,202.2	$1,236.3

Summary of Future Annual Contractual Principal Payment Commitments of Debt
The following table sets forth future annual contractual principal payment commitments of debt as of March 31, 2023:

	Maturity Date	Year Ending March 31,
Debt Type		2024	2025	2026	2027	Thereafter	Total

		(Amounts in millions)
Revolving Credit Facility	April 2026	$—	$—	$—	$—	$—	$—
Term Loan A	April 2026	28.9	41.2	44.5	313.6	—	428.2
Term Loan B	March 2025	12.5	819.2	—	—	—	831.7

		$41.4	$860.4	$44.5	$313.6	$—	$1,259.9

Less aggregate unamortized debt issuance costs							(16.3)

							$1,243.6

Summary of Loss on Extinguishment of Debt

	Year Ended March 31,
	2023	2022

	(Amounts in millions)
Loss on Extinguishment of Debt:
Term Loan A prepayment	$(1.3)	$—
Credit Agreement amendment (Revolving Credit Facility and Term Loan A) (1)	—	(1.7)
Termination of a portion of Revolving Credit Facility commitments	—	(1.1)
Term Loan B repurchases and other	—	(0.6)

	$(1.3)	$(3.4)

(1)	See Accounting for the Credit Agreement Amendment section below.

Summary of Accounting for the Credit Agreement Amendment
The following table summarizes the accounting for the Credit Agreement Amendment on April 6, 2021, as described above:

	Year Ended March 31, 2022
	Loss on Extinguishment of Debt	Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances	Total

	(Amounts in millions)
Credit Agreement amendment (Revolving Credit Facility and Term Loan A):
New debt issuance costs and call premiums	$0.6	$5.6	$6.2
Previously incurred debt issuance costs	1.1	18.4	19.5

	$1.7	$24.0	$25.7